CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net earnings (loss)	$ 197.6	$ 251.6	$ (263.6)
Other comprehensive loss:
Foreign currency translation adjustments	0.2	(56.4)	(46.3)
Translation adjustments on net investment hedge, less income taxes of $(4.8), $7.9 and $18.0, respectively	(7.9)	12.9	29.3
Translation adjustments of long-term intercompany loans	15.7	1.2	2.6
Unrealized gain on investments, less income taxes of $1.1, $0.0 and $0.4, respectively	3.6	0.2	1.4
Defined benefit pension plans and retiree health care plan, less income taxes of $(4.3), $(4.8) and $(3.3), respectively	(12.5)	(9.6)	(6.9)
Total other comprehensive loss	(0.9)	(51.7)	(19.9)
Comprehensive income (loss)	$ 196.7	$ 199.9	$ (283.5)